Average Annual Total Returns - Sprott Gold Equity Fund Investor Class [Member] - Sprott Gold Equity Fund Investor Class		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		20.58%	4.39%	4.88%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.58%	4.40%	4.89%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.18%	3.43%	3.90%
Philadelphia Stock Exchange Gold and Silver Sector Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.82%	6.85%	8.45%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%

[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.